Expense Example - R5 R6 Shares - JPMorgan Equity Premium Income Fund	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	47	172	307	703	37	135	243	558